Prepayments and other current assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepayments and other current assets [Abstract]
Interests receivable		98,355	25,381
Prepayments and deposits to vendors and content providers		54,330	33,603
Loans receivable		34,502
Others		16,952	8,549
Total	$ 32,901	204,139	67,533